Unaudited Interim Condensed Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Issued capital [member]		Share premium [member]		Retained earnings [member]	Total [member]
Balance at Dec. 31, 2019	$ 0	[1]	$ 145,527		$ (135,648)	$ 9,879
Total comprehensive loss for the period	0		0		(13,199)	(13,199)
Issuance of common shares due to conversion	0		815		0	815
Issuance of new common shares (Note 6)	4	[1]	24,203		0	24,207
Issuance of new common shares due to exercise of Warrants (Note 6)	0		194		0	194
Issuance of Class B preferred shares (Note 6)	0		150		0	150
Transaction costs on issue of new common shares	0		(532)		0	(532)
Share-based payments (Note 9)	0		10	[2]	0	10
Balance at Jun. 30, 2020	4	[1]	170,367		(148,847)	21,524
Balance at Dec. 31, 2020	12	[1]	195,102		(153,020)	42,094
Total comprehensive loss for the period	0		0		(789)	(789)
Issuance of new common shares (Note 6)	60	[1]	89,520		0	89,580
Issuance of new common shares due to exercise of Warrants (Note 6)	8	[1]	12		0	20
Issuance of Class B preferred shares (Note 6)			130		0	130
Transaction costs on issue of new common shares	0		(401)		0	(401)
Share-based payments (Note 9)	0		20		0	20
Balance at Jun. 30, 2021	$ 80	[1]	$ 284,383		$ (153,809)	$ 130,654

[1]	All amounts reflect the reverse stock split effected on October 21, 2020.
[2]	The second quarter of 2020 share based payment was effected on July 9, 2020. A total of 130 shares were issued for the amount of $10.